Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	May 19, 2023	Jun. 30, 2023	May 17, 2023
Equity [Abstract]
Investor agreed to purchase of shares (in Shares)	2,173,657
Common stock par value (in Dollars per share)	$ 0.0001
Total consideration amount	$ 21,737
Additional paid-in capital		$ 21,737
Ordinary shares issued (in Shares)		160,000
Advance for deferred cost			$ 1,499
Converted into ordinary shares price per share (in Dollars per share)			$ 10